Restatement of Unaudited Interim Financial Statements - Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement
Accounts receivable, net	$ 2,325		$ 3,681	$ 8,521	$ 6,772
Inventories, net	29,215		27,521	18,343	16,797
Total current assets	301,930		39,474	42,140	29,917
Property, plant and equipment, net	31,567	$ 26,494	23,066	19,600	17,894
Total assets	351,805	182,762	77,207	75,672	61,952	$ 51,740
Accrued liabilities	20,343	15,235	14,137	13,525	15,574
Total current liabilities	34,443	133,952	33,886	40,668	28,014
Total liabilities	45,005	139,569	39,822	52,775	42,027
Net Parent company investment	0	43,202	37,334	22,852	19,780
Total shareholders' equity	306,800	43,193	37,385	22,897	19,925	$ 2,023	$ 21,797
Total liabilities and shareholders' equity	$ 351,805	182,762	77,207	75,672	$ 61,952
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement
Accounts receivable, net			5,339	9,379
Inventories, net			25,834	17,703
Total current assets			39,445	42,358
Property, plant and equipment, net		26,111	22,817	19,466
Total assets		182,379	76,929	75,756
Accrued liabilities		15,538	13,353	13,595
Total current liabilities		134,255	33,102	40,738
Total liabilities		139,872	39,038	52,845
Net Parent company investment		42,516	37,840	22,866
Total shareholders' equity		42,507	37,891	22,911
Total liabilities and shareholders' equity		182,379	76,929	75,756
Adjustments
Error Corrections and Prior Period Adjustments Restatement
Accounts receivable, net			(1,658)	(858)
Inventories, net			1,687	640
Total current assets			29	(218)
Property, plant and equipment, net		383	249	134
Total assets		383	278	(84)
Accrued liabilities		(303)	784	(70)
Total current liabilities		(303)	784	(70)
Total liabilities		(303)	784	(70)
Net Parent company investment		686	(506)	(14)
Total shareholders' equity		686	(506)	(14)
Total liabilities and shareholders' equity		$ 383	$ 278	$ (84)